Financial Risks - Schedule of Ratings Distribution of General Account Portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about credit rating [line items]
Fair value	€ 160,100	€ 148,570
Total	154,156	143,075
Credit rating general account investments, excluding reinsurance assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	44,519	44,591
Fair value	122,875	109,142
Total	167,394	153,732
Credit rating general account investments, excluding reinsurance assets [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	2,980	3,110
Fair value	31,042	29,322
Total	34,021	32,431
Credit rating general account investments, excluding reinsurance assets [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,567	3,752
Fair value	13,001	13,014
Total	16,568	16,766
Credit rating general account investments, excluding reinsurance assets [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,464	3,688
Fair value	39,123	31,206
Total	42,586	34,895
Credit rating general account investments, excluding reinsurance assets [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,725	1,249
Fair value	28,510	24,058
Total	30,235	25,307
Credit rating general account investments, excluding reinsurance assets [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	102	64
Fair value	2,372	1,678
Total	2,473	1,742
Credit rating general account investments, excluding reinsurance assets [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	45	40
Fair value	1,022	1,274
Total	1,067	1,314
Credit rating general account investments, excluding reinsurance assets [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1
Fair value	585	699
Total	586	699
Credit rating general account investments, excluding reinsurance assets [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	32,336	32,383
Fair value	5,984	6,789
Total	38,320	39,172
Credit rating general account investments, excluding reinsurance assets [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	44,219	44,286
Fair value	121,637	108,040
Total	165,856	152,327
Credit rating general account investments, excluding reinsurance assets [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	300	305
Fair value	1,238	1,101
Total	1,538	1,406
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member]
Disclosure of detailed information about credit rating [line items]
Fair value	208	266
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	159	164
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	3	2
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	4	11
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	15	15
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	16	27
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	8	34
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2	9
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	5
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	208	266
Credit rating general account investments, excluding reinsurance assets [member] | Asset management [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	0	0
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,477	10,922
Fair value	69,958	65,635
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,066	1,311
Fair value	15,551	14,664
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,494	3,671
Fair value	4,112	4,162
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	3,369	3,580
Fair value	21,741	19,752
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	631	275
Fair value	21,049	19,062
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	56	15
Fair value	1,847	1,314
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost		4
Fair value	611	926
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	556	677
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,775	1,971
Fair value	3,360	4,028
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	10,390	10,827
Fair value	68,828	64,584
Credit rating general account investments, excluding reinsurance assets [member] | Americas [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	87	95
Fair value	1,130	1,051
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	33,882	33,460
Fair value	42,319	32,609
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,913	1,799
Fair value	14,362	13,342
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	74	82
Fair value	7,663	7,625
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	46	47
Fair value	14,421	8,271
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1,098	970
Fair value	4,031	1,758
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	46	49
Fair value	248	97
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Fair value	100	2
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Fair value	15
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	30,492	30,306
Fair value	1,464	1,493
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	33,669	33,251
Fair value	42,305	32,589
Credit rating general account investments, excluding reinsurance assets [member] | The Netherlands [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	212	210
Fair value	14	19
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,008	2,103
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	43	91
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	605	624
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Fair value	337	307
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	173	120
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	1	1
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Fair value	848	959
Credit rating general account investments, excluding reinsurance assets [member] | United Kingdom [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Fair value	2,008	2,103
Credit rating general account investments, excluding reinsurance assets [member] | International [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	120	160
Fair value	8,102	8,194
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | AAA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	925	1,047
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | AA [member]
Disclosure of detailed information about credit rating [line items]
Fair value	617	601
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | A [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	49	61
Fair value	2,604	2,852
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | BBB [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	(4)	5
Fair value	3,242	3,102
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | BB [member]
Disclosure of detailed information about credit rating [line items]
Fair value	230	168
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | B [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	45	36
Fair value	302	312
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | CCC or lower [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	1
Fair value	12	13
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Assets not rated [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	30	58
Fair value	80	89
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Credit rating general account investments [member]
Disclosure of detailed information about credit rating [line items]
Amortized cost	120	160
Fair value	8,014	8,185
Credit rating general account investments, excluding reinsurance assets [member] | International [member] | Financial assets past due and or impaired assets [member]
Disclosure of detailed information about credit rating [line items]
Fair value	€ 88	€ 9